License Agreements - CD47 License (Details) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 20, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Oct. 31, 2022
License Agreements
Research and development expense related to the CD47 License		$ 400,000		$ 2,685,334
CD47 License agreement with InnoBation
License Agreements
Percentage of activities completed		40.00%
Prepaid research and development costs		$ 600,000			$ 0
Research and development expense related to the CD47 License		$ 400,000	$ 0
CD47 License agreement with InnoBation | Curis Biotech Holdings LLC | Class A Member Units
License Agreements
Number of member units exchange for license rights to develop						78,555,554
Value of membership interest offset to additional paid-in capital						$ 800,000
CD47 License agreement with InnoBation | Innobation Bio Co. Ltd
License Agreements
Company issued a payment	$ 1,000,000